LEASES (Tables)	6 Months Ended
Jun. 30, 2022
LEASES
Schedule Of Leases
Thousands of United States dollars	Six months ended June 30, 2022	Six months ended June 30, 2021
Lease expense
Amortization expense by class of underlying asset
Office Space	$351	$40
Building	5	5
Land	27	-
Total amortization expense	383	45
Interest on lease liabilities	83	14
Short-term and low value assets lease expense	510	-
Total lease expense	$976	$59

Other Information
Additions to right of use assets	$2,053	$-

Cash paid for amounts included in the measurement of lease liabilities
Financing cash flows from leases (interest)	69	16
Financing cash flows from leases (principal)	420	70
Operating cash flows for short term and low value asset leases	510	-
Total cash outflows from leases	$999	$86

Carrying amount of right of use asset by class of underlying asset
Office Space	$2,492	$231
Building	1,036	16
Land	111	-
Total carrying amount of right of use assets	$3,639	$247

Schedule Of Balances Of Lease Liability
Thousands of United States dollars	As at June 30, 2022
2023	$1,366
2024	1,251
2025	447
2026	440
2027	373
Thereafter	290
Total undiscounted cash flows	$4,167
Less: present value discount	(606)
Total lease liabilities	$3,561